WRL FREEDOM ELITE BUILDER® II

SUPPLEMENT DATED MAY 5, 2004 TO

PROSPECTUS DATED MAY 1, 2004

          As of May 1, 2004, the AVIT subaccounts which invest in the AVIT portfolios are no longer available to new WRL Freedom Elite Builder II policyowners.

The following portfolios are added to the front cover of the prospectus:

Potomac Dow 30 Plus Portfolio

Potomac OTC Plus Portfolio

Wells S&P REIT Index Portfolio

Access U.S. Government Money Market Portfolio

The following bullet item is added to page 3 of the prospectus under the heading “Policy Benefits – Transfers”:

•

Transfers between any AVIT subaccount and any Series Fund or Fidelity VIP Fund subaccount will be processed only if you send us a written request through standard United States Postal First Class delivery, with an original signature authorizing the transfer.

The following information is added to page 17 of the prospectus under the heading “Western Reserve, The Separate Account, The Fixed Account and the Portfolios – The Portfolios”:

                    Portfolio                                                            Sub-Adviser or Adviser and

                                                                                                    Investment Objective

Potomac Dow 30 Plus Portfolio**                              Rafferty Asset Management, LLC

                                                                                     Seeks daily investment results that correspond to

                                                                                     125% of the performance of the Dow Jones

                                                                                     Industrial AverageSM.

Potomac OTC Plus Portfolio**                                   Rafferty Asset Management, LLC

                                                                                     Seeks to provide investment returns that correspond

                                                                                     to 125% of the performance of the Nasdaq 100

                                                                                     IndexTM.

Wells S&P REIT Index Portfolio**                            Wells Asset Management, Inc.

                                                                                      Seeks to provide investment results corresponding

                                                                                      to the performance of the S&P Real Estate

                                                                                      investment Trust Composite Index.

Access U.S. Government Money Market                    Rafferty Asset Management, LLC

Portfolio**                                                                   Seeks to provide security of principal, current

                                                                                     Income and liquidity.

** The AVIT portfolios allow market timing/frequent transfers. Market timing may increase portfolio expenses and have other adverse consequences for long-term investors. See “Disruptive Trading and Market Timing.” Some AVIT portfolios may use investment techniques not associated with most mutual fund portfolios. Investors in those AVIT portfolios will bear additional investment risks. See the AVIT fund prospectus for a description of the investment objectives and risks associated with investing in the AVIT portfolios.

The following information is added to page 18 of the prospectus after the first full paragraph:

          Access Fund Management, LLC, located at 28050 US Highway 19 N, Suite 301, Clearwater, Florida 33761, serves as the investment adviser to the AVIT fund and manages the AVIT fund in accordance with policies and guidelines established by the AVIT fund’s Board of Trustees. For certain portfolios, AVIT has engaged investment sub-advisers to provide portfolio management services with regard to foreign investments. AVIT and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the AVIT fund prospectus for more information regarding Access and the investment advisers.

The following paragraphs are added to page 33 after the fourth paragraph in the prospectus under the heading “Transfers – General :”

          AVIT Subaccounts. The restrictions above do not apply to AVIT subaccounts. However, you may only transfer between AVIT subaccounts and non-AVIT subaccounts by sending us your written request, with original signature authorizing each transfer, through standard U.S. Mail (no expedited transfers). Transfers that involve only the AVIT subaccounts may generally use expedited transfer privileges.

          Because the above restrictions do not apply to the AVIT subaccounts, they may have a greater risk than others of suffering from the harmful effects of programmed, large, frequent or short-term transfers, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

The following is added to the end of Table 1 on page 62 on the prospectus under the heading “Performance Data – Rates of Return:”

                                                                                                          10 Years or            Portfolio

                    Portfolio                    1 Year     3 Years     5 Years     Inception          Inception Date

Potomac Dow 30 Plus

Portfolio(2)                                       N/A          N/A           N/A            20.30%               05/01/03

Portomac OTC Plus Portfolio(2)     N/A           N/A           N/A            23.08%               05/01/03

Access U.S. Government Money

Market Portfolio(2)                          N/A           N/A           N/A           (0.50%)               05/01/03

Wells S&P REIT Index

Portfolio(2)                                      N/A           N/A           N/A            20.40%               05/01/03

(2) Not annualized.

FEBIIAVIT-05-2004